UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL INFRASTRUCTURE ETF

FORM N-Q

JULY 31, 2017

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 2.2%
Media - 2.2%
Eutelsat Communications SA	6,621	$179,410
SES, FDR	22,572	531,075

TOTAL CONSUMER DISCRETIONARY		710,485

ENERGY - 14.6%
Oil, Gas & Consumable Fuels - 14.6%
AltaGas Ltd.	5,037	117,244
Enagas SA	12,946	366,049
Enbridge Inc.	32,846	1,361,525
Enbridge Income Fund Holdings Inc.	2,233	57,386
Inter Pipeline Ltd.	5,950	117,497
Koninklijke Vopak NV	2,606	124,217
Kunlun Energy Co., Ltd.	110,000	109,707
Pembina Pipeline Corp.	8,019	273,292
Snam SpA	112,816	533,672
TransCanada Corp.	25,993	1,328,056
Williams Cos. Inc.	7,457	236,984

TOTAL ENERGY		4,625,629

INDUSTRIALS - 37.9%
Road & Rail - 19.4%
Aurizon Holdings Ltd.	78,837	316,609
Canadian National Railway Co.	19,282	1,523,692
Central Japan Railway Co.	3,200	515,216
East Japan Railway Co.	12,100	1,135,970
Kansas City Southern	2,122	218,969
Norfolk Southern Corp.	5,818	654,991
Union Pacific Corp.	14,343	1,476,755
West Japan Railway Co.	4,400	316,016

Total Road & Rail		6,158,218

Transportation Infrastructure - 18.5%
Abertis Infraestructuras SA	39,809	786,531
Atlantia SpA	17,743	539,597
CCR SA	22,242	121,825
China Merchants Port Holdings Co., Ltd.	44,000	138,296
COSCO SHIPPING Ports Ltd.	44,000	53,854
DP World Ltd.	33,088	761,024
Enav SpA	15,048	69,082	(a)
Flughafen Zuerich AG, Registered Shares	1,506	384,229
Fraport AG Frankfurt Airport Services Worldwide	2,211	221,483
Grupo Aeroportuario del Centro Norte SAB de CV	8,250	52,111
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	18,601	212,816
Hutchison Port Holdings Trust, Class U Shares	205,600	97,660
Jiangsu Expressway Co., Ltd., Class H Shares	44,000	63,881
Macquarie Atlas Roads Group	18,689	83,129
Malaysia Airports Holdings Berhad	27,400	55,997
Sydney Airport	132,472	713,229
Transurban Group	163,196	1,489,653

Total Transportation Infrastructure		5,844,397

TOTAL INDUSTRIALS		12,002,615

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Crown Castle International Corp.	14,630	1,471,485

UTILITIES - 39.7%
Electric Utilities - 26.7%
American Electric Power Co. Inc.	4,477	315,808
Chubu Electric Power Co. Inc.	5,500	72,289

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
CK Infrastructure Holdings Ltd.	54,500	$508,312
CLP Holdings Ltd.	38,000	405,016
DONG Energy A/S	2,034	98,070	(a)
Duke Energy Corp.	7,083	602,905
Edison International	3,299	259,565
Emera Inc.	1,924	71,605
Endesa SA	4,278	101,337
Enel Americas SA	414,358	83,676
Enel SpA	77,726	443,866
Energias de Portugal SA	23,551	83,639
Entergy Corp.	1,814	139,170
Eversource Energy	3,189	193,859
Exelon Corp.	6,314	242,079
FirstEnergy Corp.	3,365	107,377
Fortis Inc.	4,179	152,378
Fortum OYJ	3,773	61,727
Great Plains Energy Inc.	2,177	67,182
Hydro One Ltd.	2,650	47,527	(a)
Iberdrola SA	125,443	989,599
Korea Electric Power Corp.	3,156	125,642
NextEra Energy Inc.	4,729	690,860
OGE Energy Corp.	1,517	54,400
PG&E Corp.	5,159	349,213
Pinnacle West Capital Corp.	1,122	97,311
Power Assets Holdings Ltd.	27,000	267,553
PPL Corp.	6,908	264,784
Red Electrica Corporacion SA	6,468	138,742
Southern Co.	10,064	482,367
Spark Infrastructure Group	25,178	50,356
SSE PLC	14,970	272,372
Tenaga Nasional Berhad	65,900	217,332
Terna-Rete Elettrica Nazionale SpA	20,757	118,585
Westar Energy Inc.	1,430	72,572
Xcel Energy Inc.	4,619	218,525

Total Electric Utilities		8,467,600

Gas Utilities - 1.3%
APA Group	16,720	115,301
Atmos Energy Corp.	1,055	91,532
Gas Natural SDG SA	4,718	110,530
Tokyo Gas Co., Ltd.	21,000	111,453

Total Gas Utilities		428,816

Independent Power and Renewable Electricity Producers - 0.2%
Enel Generacion Chile SA	63,304	49,296

Multi-Utilities - 10.3%
Ameren Corp.	2,452	137,557
CenterPoint Energy Inc.	2,804	79,045
Centrica PLC	58,464	153,118
CMS Energy Corp.	2,826	130,674
Consolidated Edison Inc.	3,090	256,037

See Notes to Schedule of Investments.

LEGG MASON GLOBAL INFRASTRUCTURE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Multi-Utilities - (continued)
Dominion Energy Inc.	6,346	$489,784
DTE Energy Co.	1,627	174,187
E.ON SE	8,613	85,270
Engie SA	16,137	259,896
Innogy SE	1,550	65,111	(a)
National Grid PLC	68,299	844,186
Public Service Enterprise Group Inc.	3,068	137,968
RWE AG	2,496	52,639	*
SCANA Corp.	1,451	93,401
Veolia Environnement SA	5,489	123,817
WEC Energy Group Inc.	2,871	180,787

Total Multi-Utilities		3,263,477

Water Utilities - 1.2%
Pennon Group PLC	6,248	66,361
Severn Trent PLC	4,718	139,438
United Utilities Group PLC	13,551	160,466

Total Water Utilities		366,265

TOTAL UTILITIES		12,575,454

TOTAL INVESTMENTS - 99.0% (Cost - $30,881,867#)		31,385,668
Other Assets in Excess of Liabilities - 1.0%		317,703

TOTAL NET ASSETS - 100.0%		$31,703,371

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted

Notes to Schedule of Investments (unaudited) (continued)

securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$31,385,668	—	—	$31,385,668

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$573,533
Gross unrealized depreciation	(69,732)

Net unrealized appreciation	$503,801

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017